Cover	Jun. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity File Number	000-25668
Entity Registrant Name	GLOBAL TECHNOLOGIES, LTD
Entity Central Index Key	0000932021
Entity Tax Identification Number	86-0970492
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Campus Dr.
Entity Address, City or Town	Suite 105, Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	233-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001
Trading Symbol	GTLL
Entity Emerging Growth Company	false